3. Investment Securities Available-For-Sale (Tables)	12 Months Ended
Dec. 31, 2016
Maximum amount of all loan relationships review in addition to annual loan relationship
Schedule of amortized cost and market value of securities available-for-sale
	2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$13,013	$41	$603	$12,451
Mortgage backed securities	75,384	93	1,189	74,288
SBA Pools	8,533	6	205	8,334
	$96,930	$140	$1,997	$95,073

	2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$6,834	$124	$—	$6,958
Mortgage backed securities	62,911	160	478	62,593
SBA Pools	10,494	9	194	10,309
	$80,239	$293	$672	$79,860

Age of gross unrealized losses and fair value by investment category

	December 31, 2016
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$9,191	$603	$—	$—	$9,191	$603
Mortgage-backed securities	66,878	1,189	—	—	66,878	1,189
SBA Pools	7,587	205	—	—	7,587	205

Total	$83,656	$1,997	$—	$—	$83,656	$1,997

	December 31, 2015
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$—	$—	$—	$—	$—	$—
Mortgage-backed securities	45,790	363	4,589	115	50,379	478
SBA Pools	157	3	9,110	191	9,267	194

Total	$45,947	$366	$13,699	$306	$59,646	$672

Amortized cost and estimated fair value of securities available-for-sale by contractual maturity
	Amortized Cost	Fair Value

Due in one year or less	$555	$562
Due after one year through five years	2,255	2,273
Due after five years through ten years	3	3
Due after ten years	18,733	17,947
	21,546	20,785

Mortgage-backed securities	75,384	74,288
	$96,930	$95,073

Gross realized gains and losses on investment securities available for sale
	2016	2015

Realized gains from sales and calls of securities	$65	$16
Realized losses	18	—
Net gains	$47	$16